Filed Pursuant to Rule 497

Securities Act File No. 333-228959

Minimum Offering of 1,500,000 Shares

Maximum Offering of 100,000,000 Shares

YieldStreet Prism Fund Inc.

Supplement No. 7 dated December 21, 2021

to

Prospectus dated March 31, 2021

and

Supplement No. 1 dated December 21, 2021

to

Statement of Additional Information dated March 31, 2021

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of YieldStreet Prism Fund Inc. (the “Company”) dated March 31, 2021 (as amended or supplemented, the “Prospectus”), and the Company’s Statement of Additional Information, dated March 31, 2021 (as amended or supplemented, the “SAI”), and should be read together with the Prospectus and SAI, as applicable, each as amended or supplemented through the date of this supplement.

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest.

About the Company’s Stockholders

As of December 15, 2021, there are more than 7,100 unique stockholders that have purchased our shares and our total assets are approximately $96 million.

– PROSPECTUS –

COVER PAGE

The sixth and eighth bullets contained in the bullet-point list on page ii of the Prospectus is amended and restated as follows:

☐ ☐

Accordingly, you should consider that you may not have access to the money you invest for an indefinite period of time.

We intend to operate as an evergreen fund with no termination date and, accordingly, do not intend to cease our investment operations nor seek to liquidate our investment portfolio as of any specified date.

In addition, the immediately following sentence following such bullet-point list on page ii is amended and restated as follows:

Accordingly, as a result of us operating as an evergreen fund with no termination date and because only a limited number of shares will be eligible for repurchase by us at any one time, you may be unable to sell your shares and receive proceeds when you wish to do so, if at all.

Paragraph 3 on page vii is amended and restated as follows:

In connection with closing on the sale of shares of our common stock offered pursuant to this prospectus on a continuous basis, we expect that our Board of Directors will delegate to one or more of its members the authority to conduct such closings so long as there is no change to our public offering price or to establish a new net offering price that is not more than 2.5% above our net asset value. We will not sell our shares at a net offering price below our net asset value per share unless we obtain the requisite approval from our stockholders. We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering indefinitely.

Footnote 5 on page viii is amended and restated as follows:

(5)       On March 9, 2020, we initially accepted subscriptions from investors in connection with this offering (the “Initial Closing”), selling the minimum number of shares required pursuant to this offering, and raised approximately $15,400,000 in gross proceeds.

PROSPECTUS SUMMARY -- About Our Advisor

The first paragraph of the section of the Prospectus Summary entitled “About Our Adviser” on page 3 of the Prospectus is amended and restated as follows:

We are managed by Yieldstreet Management pursuant to an Investment Advisory Agreement (the “Investment Advisory Agreement”). Our Adviser is registered as an investment adviser with the SEC under the Advisers Act and is led by a team of investment professionals including Michael Weisz, Yieldstreet’s President and Chief Investment Officer, Rebecca Fine, Managing Director of Yieldstreet’s Art Finance vertical, Mitchell Rosen, Yieldstreet’s Managing Director of Real Estate, Larry Curran, Managing Director of Yieldstreet’s private business credit group, Barbara Anderson, Senior Director and Head of Underwriting for Yieldstreet’s private business credit group, Stefanos Fragos, Yieldstreet’s Senior Credit Officer of Marine Finance and Milind Mehere, Yieldstreet’s Chief Executive Officer. We refer to those investment professionals collectively as our “Senior Investment Professionals.” Our Senior Investment Professionals are supported by a team of additional investment professionals that we refer to together with our Senior Investment Professionals as our “Investment Team.”

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PROSPECTUS SUMMARY – SHARE REPURCHASE PROGRAM

The following paragraph is added to the section of the Prospectus Summary entitled “Share Repurchase Program” on page 17 of the Prospectus immediately prior to the final paragraph thereof:

In addition, in view of our transition to an evergreen fund, our Board of Directors has directed our management to take such steps as they may deem necessary or appropriate to permit us, if the Board of Directors so approves, to undertake one or more tender offers outside of our Share Repurchase Program, which we refer to as “special tender offers”, prior to March 9, 2024, which was previously our termination date. The timing and terms and conditions of any such special tender offers will be determined by the Board of Directors. We would generally expect to conduct only one tender offer in any given calendar quarter, and may refrain from conducting one under our Share Repurchase Program to the extent our Board of Directors elects to conduct a special tender offer in any particular calendar quarter.

PROSPECTUS SUMMARY - TERMINATION DATE

The fourth paragraph of the section of the Prospectus Summary entitled “Plan of Distribution” beginning on page 15 of the Prospectus is amended and restated as follows:

We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering indefinitely.

The section of the Prospectus Summary entitled “Termination Date” beginning on page 17 of the Prospectus is amended and restated as follows:

Our Board of Directors has determined that it is in our best interests and the best interests of our stockholders to continue to operate as an evergreen fund with no termination date and, accordingly, we do not intend to cease our investment operations nor seek to liquidate our investment portfolio as of any specified date. However, our Share Repurchase Program may provide a limited opportunity for you to have your shares repurchased, subject to certain restrictions and limitations, at a price which may reflect a discount from the purchase price you paid for the shares being repurchased. See “Share Repurchase Program” for a detailed description of our Share Repurchase Program.

Although we do not anticipate them doing so at this time, our Board of Directors will retain the authority to explore alternatives to our continued operation as an evergreen fund in the event that our Board of Directors determines that an alternative transaction would be in our best interests and the best interests of our stockholders. We would only pursue such an alternative transaction with the approval of our stockholders, if required, and if we are able to offer liquidity for stockholders who do not wish to participate. Any such alternative transaction, including any related stockholder vote or repurchase of shares, would also be required to comply with the requirements of the 1940 Act.

In view of our transition to an evergreen fund, our Board of Directors has directed our management to take such steps as they may deem necessary or appropriate to permit us, if the Board of Directors so approves, to undertake one or more tender offers outside of our Share Repurchase Program, which we refer to as “special tender offers”, prior to March 9, 2024, which was previously our termination date. The timing and terms and conditions of any such special tender offers will be determined by the Board of Directors. We would generally expect to conduct only one tender offer in any given calendar quarter, and may refrain from conducting one under our Share Repurchase Program to the extent our Board of Directors elects to conduct a special tender offer in any particular calendar quarter.

PROSPECTUS SUMMARY - DISTRIBUTIONS

The fourth paragraph of the section of the Prospectus Summary entitled “Distributions” beginning on page 20 of the Prospectus is amended and restated as follows:

On November 5, 2021, our board of directors authorized, and we declared, a distribution to stockholders in the amount of $0.20 per share to be paid on February 22, 2022 to stockholders of record as of February 14, 2022, which we refer to as the “Record Date.” We may fund our cash distributions to stockholders from any sources of funds available to us, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets and expense reimbursements from our Adviser. For the avoidance of doubt, management fees and administrative expenses are paid by the Company and are not deducted from distributions.

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QUESTIONS AND ANSWERS ABOUT THIS OFFERING

The following question on page 27 of the Prospectus set forth in section entitled “Questions and Answers About This Offering” is amended and restated as follows:

Q:           Will I otherwise be able to liquidate my investment?

A:            Our Board of Directors has determined that it is in our best interests and the best interests of our stockholders to continue to operate as an evergreen fund with no termination date and, accordingly, we do not intend to cease our investment operations nor seek to liquidate our investment portfolio as of any specified date. However, in view of our transition to an evergreen fund, our Board of Directors has directed our management to take such steps as they may deem necessary or appropriate to permit us, if the Board of Directors so approves, to undertake one or more tender offers outside of our Share Repurchase Program, which we refer to as “special tender offers”, prior to March 9, 2024, which was previously our termination date. The timing and terms and conditions of any such special tender offers will be determined by the Board of Directors. We would generally expect to conduct only one tender offer in any given calendar quarter, and may refrain from conducting one under our Share Repurchase Program to the extent our Board of Directors elects to conduct a special tender offer in any particular calendar quarter. Our Board of Directors will also continue to consider quarterly tender offers under our existing Share Repurchase Program.

RISK FACTORS

The following risk factors on page 37 of the Prospectus included in the section of the Prospectus entitled “Risk Factors” are amended and restated as follows:

The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.

The shares offered by us are illiquid assets for which there is not expected to be any secondary market nor is it expected that any will develop in the foreseeable future, if ever. In addition, our Board of Directors has determined that it is in our best interests and the best interests of our stockholders to continue to operate as an evergreen fund with no termination date and, accordingly, we do not intend to cease our investment operations nor seek to liquidate our investment portfolio as of any specified date. Although we do not anticipate them doing so at this time, our Board of Directors will retain the authority to explore alternatives to our continued operation as an evergreen fund in the event that our Board of Directors determines that an alternative transaction would be in our best interests and the best interests of our stockholders. We would only pursue such an alternative transaction with the approval of our stockholders, if required, and if we are able to offer liquidity for stockholders who do not wish to participate. Any such alternative transaction, including any related stockholder vote or repurchase of shares, would also be required to comply with the requirements of the 1940 Act.

No public market will exist for our shares.

Our securities are not currently listed on any securities exchange, and you should not rely on a secondary market in the shares developing in the foreseeable future, if ever. Therefore, stockholders should not expect to be able to sell their shares promptly or at a desired price. No stockholder will have the right to require us to repurchase his or her shares or any portion thereof. Because no public market will exist for our shares, stockholders will not be able to liquidate their investment, other than through our Share Repurchase Program, or, in limited circumstances, as a result of transfers of shares to other eligible investors.

In addition, our Board of Directors has determined that it is in our best interests and the best interests of our stockholders to continue to operate as an evergreen fund with no termination date and, accordingly, we do not intend to cease our investment operations nor seek to liquidate our investment portfolio as of any specified date. Although we do not anticipate them doing so at this time, our Board of Directors will retain the authority to explore alternatives to our continued operation as an evergreen fund in the event that our Board of Directors determines that an alternative transaction would be in our best interests and the best interests of our stockholders. We would only pursue such an alternative transaction with the approval of our stockholders, if required, and if we are able to offer liquidity for stockholders who do not wish to participate. Any such alternative transaction, including any related stockholder vote or repurchase of shares, would also be required to comply with the requirements of the 1940 Act.

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DISTRIBUTIONS

The sixth and eighth paragraphs set forth in the section entitled “Distributions” beginning on page 71 of the Prospectus are amended and restated as follows:

On November 5, 2021, our board of directors authorized, and we declared, a distribution to stockholders in the amount of $0.20 per share to be paid on February 22, 2022 to stockholders of record as of February 14, 2022, which we refer to as the “Record Date.” We may fund our cash distributions to stockholders from any sources of funds available to us, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets and expense reimbursements from our Adviser. For the avoidance of doubt, management fees and administrative expenses are paid by the Company and are not deducted from distributions.

About Our Adviser

The first paragraph set forth in the section entitled “About our Adviser” beginning on page 74 of the Prospectus is amended and restated as follows:

We are managed by Yieldstreet Management pursuant to the Investment Advisory Agreement. Our Adviser is wholly owned and controlled by Yieldstreet. Both Yieldstreet Management and Yieldstreet are considered our affiliates. Our Adviser is registered as an investment adviser with the SEC under the Advisers Act and is led by a team of investment professionals including Michael Weisz, Yieldstreet’s President and Chief Investment Officer, Rebecca Fine, Managing Director of Yieldstreet’s Art Finance vertical, Mitchell Rosen, Yieldstreet’s Managing Director of Real Estate, Larry Curran, Managing Director of Yieldstreet’s private business credit group, Barbara Anderson, Senior Director and Head of Underwriting for Yieldstreet’s private business credit group, Stefanos Fragos, Yieldstreet’s Senior Credit Officer of Marine Finance and Milind Mehere, Yieldstreet’s Chief Executive Officer. We refer to those investment professionals collectively as our “Senior Investment Professionals.” Our Senior Investment Professionals are supported by a team of additional investment professionals that we refer to together with our Senior Investment Professionals as our “Investment Team.” Our Senior Investment Professionals are responsible for our day-to-day operations on behalf of our Adviser and are responsible for developing, recommending and implementing our investment strategy. Our Adviser also manages a series of private investment vehicles, and may in the future manage additional private or public investment vehicles, including additional registered investment companies, which we refer to collectively as the “Yieldstreet Platform.” See “Risk Factors – Risks Related to our Adviser and Its Affiliates.” Many of the current and future investment vehicles on the Yieldstreet Platform have and will have investment objectives and investment strategies that overlap with ours. As of December 15, 2021, the Yieldstreet Platform had total capital under management of approximately $945 million.

INVESTMENT OBJECTIVE AND STRATEGY

The sixth and eighth bullets contained in the bullet-point list beginning on page 84 of the Prospectus under the heading “Operating and Regulatory Structure” in the section of the Prospectus entitled “Investment Objective and Strategy” is amended and restated as follows:

☐ ☐

Accordingly, you should consider that you may not have access to the money you invest for an indefinite period of time.

We intend to operate as an evergreen fund with no termination date and, accordingly, do not intend to cease our investment operations nor seek to liquidate our investment portfolio as of any specified date.

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In addition, the immediately following sentence following such bullet-point list on page 85 is amended and restated as follows:

Accordingly, as a result of us operating as an evergreen fund with no termination date and because only a limited number of shares will be eligible for repurchase by us at any one time, you may be unable to sell your shares and receive proceeds when you wish to do so, if at all.

DETERMINATION OF NET ASSET VALUE

The fifth paragraph of the section of the Prospectus entitled “Determinations in Connection With Offerings” beginning on page 90 of the Prospectus is amended and restated as follows:

We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering indefinitely.

Independent Directors

The following line of the table set forth in the section entitled “Independent Directors” beginning on page 92 of the Prospectus is amended and restated as follows:

James A. Jessee, 62	Director	Director since October 2019	President at MFS Fund Distributors, Inc. from October 2004 until December 2017	Board Member of Waddell & Reed Financial, Inc. (WDR) since July 2019; Trustee of The Select Sector SPDR Trust since November 2021

Director Qualifications

The sixth paragraph set forth in the section entitled “Director Qualifications” beginning on page 94 of the Prospectus is amended and restated as follows:

James A. Jessee. Mr. Jessee joined the Company as a Director in October 2019. Mr. Jessee has been a director of Waddell & Reed (WDR-NYSE) since July 2019 and a trustee of The Select Sector SPDR Trust since November 2021. He served as a member of the Management Committee of MFS Investment Management, an investment management company based in Boston, Massachusetts, from 2011 to 2018. Mr. Jessee was President of MFS Fund Distributors, Inc. from October 2004 to December 2017 and Co-Head of Global Distribution from 2011 to 2017. Prior to that, he held various management positions with MFS from 1987 to 2004. Mr. Jessee also served on the board of the Investment Company Institute from 2014 to 2018.

PORTFOLIO MANAGEMENT

The first paragraph set forth in the section entitled “Portfolio Management” beginning on page 100 of the Prospectus is amended and restated as follows:

The management of our investment portfolio will be the responsibility of our Adviser and its professionals, which currently includes Milind Mehere, Yieldstreet’s Chief Executive Officer, Michael Weisz, Yieldstreet’s President and Chief Investment Officer, Rebecca Fine, Managing Director of Yieldstreet’s Art Finance vertical, Mitchell Rosen, Yieldstreet’s Managing Director of Real Estate, Larry Curran, Managing Director of Yieldstreet’s private business credit group, Barbara Anderson, Senior Director and Head of Underwriting for Yieldstreet’s private business credit group, and Stefanos Fragos, Yieldstreet’s Senior Credit Officer of Marine Finance. We refer to those investment professionals collectively as our “Senior Investment Professionals.” Our Senior Investment Professionals are supported by a team of additional investment professionals that we refer to together with our Senior Investment Professionals as our “Investment Team.” Our Senior Investment Professionals are responsible for our day-to-day operations on behalf of our Adviser and are responsible for developing, recommending and implementing our investment strategy. For more information regarding the business experience of Rebecca Fine, Mitchell Rosen, Larry Curran, Barbara Anderson and Stefanos Fragos, see “Senior Investment Professionals” below. All final investment decisions must be approved by Mr. Weisz, who we consider to be our portfolio manager. For information regarding our shares owned by our portfolio managers, see “Control Persons and Principal Stockholders” in the SAI. Our Adviser’s professionals will not be employed by us, and will receive no compensation from us in connection with their portfolio management activities.

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Additional Senior Investment Professionals

The first and second paragraphs set forth in the section entitled “Additional Senior Investment Professionals” beginning on page 102 of the Prospectus are amended and restated as follows:

Information regarding Milind Mehere and Michael Weisz is set forth above in “Management—Board of Directors and Executive Officers.” Information regarding Rebecca Fine, Mitchell Rosen, Larry Curran, Barbara Anderson and Stefanos Fragos is set forth below.

Rebecca Fine. Ms. Fine is a Managing Director of Yieldstreet responsible for its art finance vertical, including debt and equity platforms. Prior to joining Yieldstreet, Ms. Fine was a founder of Athena Art Finance, a specialty finance company focused on art-backed credit, and served as its General Counsel since 2015. Prior to joining Athena, Ms. Fine’s 20-year legal practice involved both multijurisdictional transactional and cross-border litigation matters. She was previously an associate in the litigation departments of Simpson Thacher & Bartlett LLP and Wilmer Cutler Pickering Hale and Door LLP and was then a partner at Schindler Cohen & Hochman LLP, focusing on legal issues involving fine art. Ms. Fine graduated from Columbia University with a degree in art history and earned her J.D. from Columbia Law School.

PLAN OF DISTRIBUTION

The sixth paragraph of the section of the Prospectus entitled “General” beginning on page 125 of the Prospectus is amended and restated as follows:

We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering indefinitely.

TERMINATION DATE

The section of the Prospectus entitled “Termination Date” beginning on page 127 of the Prospectus is amended and restated as follows:

Our Board of Directors has determined that it is in our best interests and the best interests of our stockholders to continue to operate as an evergreen fund with no termination date and, accordingly, we do not intend to cease our investment operations nor seek to liquidate our investment portfolio as of any specified date. However, our Share Repurchase Program may provide a limited opportunity for you to have your shares repurchased, subject to certain restrictions and limitations, at a price which may reflect a discount from the purchase price you paid for the shares being repurchased. See “Share Repurchase Program” for a detailed description of our Share Repurchase Program.

Although we do not anticipate them doing so at this time, our Board of Directors will retain the authority to explore alternatives to our continued operation as an evergreen fund in the event that our Board of Directors determines that an alternative transaction would be in our best interests and the best interests of our stockholders. We would only pursue such an alternative transaction with the approval of our stockholders, if required, and if we are able to offer liquidity for stockholders who do not wish to participate. Any such alternative transaction, including any related stockholder vote or repurchase of shares, would also be required to comply with the requirements of the 1940 Act.

vii

In view of our transition to an evergreen fund, our Board of Directors has directed our management to take such steps as they may deem necessary or appropriate to permit us, if the Board of Directors so approves, to undertake one or more tender offers outside of our Share Repurchase Program, which we refer to as “special tender offers”, prior to March 9, 2024, which was previously our termination date. The timing and terms and conditions of any such special tender offers will be determined by the Board of Directors. We would generally expect to conduct only one tender offer in any given calendar quarter, and may refrain from conducting one under our Share Repurchase Program to the extent our Board of Directors elects to conduct a special tender offer in any particular calendar quarter.

SHARE REPURCHASE PROGRAM

The first paragraph of the section of the Prospectus entitled “Share Repurchase Program” beginning on page 128 of the Prospectus is amended and restated as follows:

Our securities are not currently listed on any securities exchange, and you should not rely on a secondary market in the shares developing in the foreseeable future, if ever. Therefore, stockholders should not expect to be able to sell their shares promptly or at a desired price. No stockholder will have the right to require us to repurchase his or her shares or any portion thereof. Because no public market will exist for our shares, and none is expected to develop, stockholders will not be able to liquidate their investment, other than through our Share Repurchase Program, or, in limited circumstances, as a result of transfers of shares to other eligible investors.

In addition, the following paragraph is added to the end of such section of the Prospectus on page 129 immediately prior to the final paragraph thereof:

In addition, in view of our transition to an evergreen fund, our Board of Directors has directed our management to take such steps as they may deem necessary or appropriate to permit us, if the Board of Directors so approves, to undertake one or more tender offers outside of our Share Repurchase Program, which we refer to as “special tender offers”, prior to March 9, 2024, which was previously our termination date. The timing and terms and conditions of any such special tender offers will be determined by the Board of Directors. We would generally expect to conduct only one tender offer in any given calendar quarter, and may refrain from conducting one under our Share Repurchase Program to the extent our Board of Directors elects to conduct a special tender offer in any particular calendar quarter.

– STATEMENT OF ADDITIONAL INFORMATION –

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

The eighth paragraph of the section of the SAI entitled “Certain Relationships and Related Party Transactions” beginning on page SAI-4 is amended and restated as follows:

All transactions with affiliates of ours shall be on terms no less favorable than could be obtained from an unaffiliated third party and must be approved by a majority of our directors, including a majority of our independent directors.

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